Employee Benefits - Summarizes Changes for All Plan investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Balance at beginning of period	$ 7	$ 8	$ 7
Unrealized gains (losses) relating to assets still held at end of year	1		3
Purchases, sales, and settlements, net	(1)	(1)	(2)
Balance at end of period	7	7	8
Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Balance at beginning of period	6	6	6
Unrealized gains (losses) relating to assets still held at end of year	(2)	(9)
Purchases, sales, and settlements, net	(1)	9
Balance at end of period	$ 3	$ 6	$ 6